Non-controlling interest (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended
	Feb. 29, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period			$ 151,000,000			$ 151,000,000
Net loss attributable to non-controlling interest		$ (1,000,000)		$ (2,000,000)		(2,000,000)	$ (2,000,000)
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations			11,000,000
Balance, end of period		$ 138,000,000				$ 138,000,000
Seadrill Nigeria Operations Limited
Changes in non-controlling interest [Roll Forward]
Payment to acquire option to buy noncontrolling interest	$ 11,000,000
Option to buy noncontrolling interest	$ 1
West Jupiter | Seadrill Nigeria Operations Limited
Changes in non-controlling interest [Roll Forward]
Noncontrolling interest, ownership percentage by noncontrolling owners		10.00%				10.00%
NCI
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		$ 139,000,000	151,000,000	152,000,000	$ 152,000,000	$ 151,000,000	152,000,000
Net loss attributable to non-controlling interest		(1,000,000)	(1,000,000)	(2,000,000)	(2,000,000)
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations			(11,000,000)
Balance, end of period		138,000,000	139,000,000	150,000,000	152,000,000	138,000,000	150,000,000
NCI | Ship Finance VIEs
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		139,000,000	140,000,000	145,000,000	145,000,000	140,000,000	145,000,000
Net loss attributable to non-controlling interest		(1,000,000)	(1,000,000)	(2,000,000)	(2,000,000)
Balance, end of period		138,000,000	139,000,000	143,000,000	145,000,000	138,000,000	143,000,000
NCI | Seadrill Nigeria Operations Limited
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		0	11,000,000	7,000,000	7,000,000	11,000,000	7,000,000
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations			(11,000,000)
Balance, end of period		$ 0	$ 0	$ 7,000,000	$ 7,000,000	$ 0	$ 7,000,000